Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rent Expenses Incurred To Related Party	$ 810	$ 793	$ 807
Interest Expense, Related Party	453	262	176
Income (Loss) from discontinued operations, tax	0	0	0
Discontinued Operations
Other Comprehensive Income (Loss), Tax	0	0	0
Continuing Operations
Other Comprehensive Income (Loss), Tax	$ 0	$ 0	$ 0